INCOME TAX AND DEFERRED TAX (Tables)	12 Months Ended
Dec. 31, 2025
INCOME TAX AND DEFERRED TAX [Abstract]
Income Tax Charge
The detail of the income tax charge for the years ended December 31, 2025, 2024 and 2023 is as follows:

	2025	2024	2023
Current income tax	(217,789,507)	(286,035,776)	(4,604,176)
Deferred income tax	(5,393,445)	7,232,018	(52,998,036)
Total income tax	(223,182,952)	(278,803,758)	(57,602,212)

Deferred Tax Assets and Liabilities
The analysis of deferred tax assets and liabilities is as follows:

	2025	2024
Deferred tax assets:
Deferred tax assets to be recovered after more than 12 months	20,578,418	26,755,838
Deferred tax assets to be recovered after 12 months	13,595,625	18,468,967
Deferred tax liabilities:
Deferred tax liabilities taxable after more than 12 months	(247,311,283)	(255,851,636)
Deferred tax liabilities taxable after 12 months	(27,328,718)	(24,445,682)
Deferred tax liabilities, net	(240,465,958)	(235,072,513)

Components of Deferred Tax Assets and Liabilities
The components of deferred tax assets and liabilities as of December 31, 2025, 2024 and 2023 is as follows:

Deferred tax assets	Provisions for legal claims and other provisions	Financial leases	Contract liabilities	Tax loss carryforward	Tax inflation adjustment	Financial assets at fair value through profit or loss	Other receivables	Total
As of December 31, 2022	5,726,523	12,890,474	24,589,415	-	112,053	1,637,983	-	44,956,448
Charge in results	(3,245,404)	3,759,546	(17,760,278)	4,020,329	(90,348)	6,159,037	10,287,738	3,130,620
As of December 31, 2023	2,481,119	16,650,020	6,829,137	4,020,329	21,705	7,797,020	10,287,738	48,087,068
Charge in results	(2,029,440)	(10,214,643)	18,697,468	(4,020,329)	(18,302)	2,391,897	(7,668,914)	(2,862,263)
As of December 31, 2024	451,679	6,435,377	25,526,605	-	3,403	10,188,917	2,618,824	45,224,805
Charge in results	433,280	(3,391,231)	(4,062,555)	-	(3,403)	(1,374,956)	(2,651,897)	(11,050,762)
As of December 31, 2025	884,959	3,044,146	21,464,050	-	-	8,813,961	(33,073)	34,174,043

Deferred tax liabilities	Other receivables	Loans	Property, Plant and Equipment	Cash and cash equivalents	Inventories	Tax inflation adjustment	Total
As of December 31, 2022	(1,065,046)	(1,248,796)	(203,594,427)	(3,803,800)	(1,069,232)	(23,481,642)	(234,262,943)
Charge in results	1,065,046	167,252	(19,606,247)	(11,528,531)	(2,423,616)	(23,802,560)	(56,128,656)
As of December 31, 2023	-	(1,081,544)	(223,200,674)	(15,332,331)	(3,492,848)	(47,284,202)	(290,391,599)
Charge in results	-	(3,585,161)	(22,715,520)	(3,685,230)	2,731,432	37,348,760	10,094,281
As of December 31, 2024	-	(4,666,705)	(245,916,194)	(19,017,561)	(761,416)	(9,935,442)	(280,297,318)
Charge in results	-	(7,163,900)	(1,395,089)	4,745,542	(464,678)	9,935,442	5,657,317
As of December 31, 2025	-	(11,830,605)	(247,311,283)	(14,272,019)	(1,226,094)	-	(274,640,001)

Effective Income Tax Rate Reconciliation
Below is a reconciliation between the income tax charged to results for the years ended December 31, 2025, 2024 and 2023 and that which would result from applying the current tax rate on net income before income tax for the exercise:

	2025	2024	2023
Pre tax income	644,043,098	765,749,247	124,973,223
Statutory income tax rate	35%	35%	35%
Pre tax loss at statutory income tax rate	(225,415,084)	(268,012,236)	(43,740,628)
Tax effects due to:
- Adjustment affidavit previous year	83,943	(317,610)	(411,667)
- Tax inflation adjustment and restatement by inflation	(4,471,112)	(14,761,957)	(13,239,169)
- Others	6,619,301	4,288,045	(210,748)
Total income tax	(223,182,952)	(278,803,758)	(57,602,212)